UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1 : Proxy Voting Record Fund Name : The Bond Fund of America Reporting Period : July 01, 2016 - June 30, 2017

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74526QLY6	11/30/2016		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74529JAP0	11/30/2016		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74526QLY6	03/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

NBC Universal Enterprise, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMCS3983811	CUSIP 63946CAE8	05/17/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Bernard C. Watson	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

(Registrant)

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2017